Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
14.
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2021	2022
	(US$ thousand)
Accrued salary and social welfare costs	$26,994	$20,103
Advance payment received from disposal of business (Note 15)	—	7,000
Payables for acquisition (Note 3)	4,603	4,603
Liability classified awards for share-based compensation (Note 18)	5,852	4,560
Payables for compensation costs in relation to an acquisition	3,500	3,500
Accrued professional service fees	992	1,663
Payable for construction cost	—	1,184
Deposit related to disposal of business (Note 15)	—	1,000
Accrued advertising and marketing fees	342	470
Accrued staff reimbursements	678	386
Accrued office expense	668	308
Share option deposit held on behalf of employees	134	124
Payables for long-term investments	5,490	—
Payables for deferred financing costs	2,234	—
Accrued recruitment service fee	392	—
Others	1,155	2,110
	$53,034	$47,011